Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Weighted Average Number of Shares [Table Text Block]
	2013	2012	2011

Basic	3,446,662	3,446,133	3,445,469

Diluted	3,446,662	3,446,133	3,445,469